                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6535

           Van Kampen Trust For Investment Grade California Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade California Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS
SYMBOL: VIC
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (03/27/1992)          8.01%         6.93%

10-year                               8.04          7.98

5-year                                9.21          6.79

1-year                               11.87          9.82

6-month                               3.86         -1.12
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Trust for Investment Grade California Municipals is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Joseph Piraro and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

From a credit perspective, the state of California has made some positive strides. The California government's measures to stem current and projected budget deficits have been met with broad approval by investors. This in turn has resulted in improved demand for California bonds and a general rise in bond prices. However, the state faces notable challenges to achieving fiscal balance. For example, the governor's declining popularity could hinder his plans for resolving the state's deficit.

(1)Team members may change without notice at any time.
 2

During the period, the state maintained its position as the leading issuer of new municipal debt. More than half of the new issuance which came to market was protected by credit insurance, which was helpful for the trust as we attempted to put cash to work.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers California Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
                                  LEHMAN BROTHERS
      BASED ON     BASED ON     CALIFORNIA MUNICIPAL
        NAV      MARKET PRICE        BOND INDEX

       3.86%        -1.12%              2.35%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

During the reporting period, we remained focused on keeping the portfolio's credit quality high. Seventy-eight percent of the bonds in the portfolio were rated AAA at the close of the period. However, as high-yield spreads continued to tighten, lower quality bonds tended to perform better. Additionally, due to our concerns about the long-term merits of tobacco bonds, we did not include them in the portfolio. This decision prevented the trust from participating in the short-term rebound experienced by tobacco and other lower-rated bonds during the period.

One of our primary strategies in managing the trust was to take advantage of what we believed to be compelling opportunities in the 25- to 30-year segment of the market. We focused here on purchasing securities with premium (that is, above-market) coupons and moderate interest rate sensitivity.

Our purchases of these securities were funded by the proceeds of sales of several shorter-maturity positions, many of which had been refunded during the period. This was part of our ongoing strategy of positioning the trust for an environment of rising short-term interest rates by limiting the trust's exposure to that segment of the market. As part of this strategy, we also kept the trust's duration (a measure of interest rate sensitivity) below that of the market.

The portfolio remained well diversified across the major sectors of the California municipal market. We continued to favor the essential services segments of the market, while avoiding the housing sector out of concerns about those bonds' structural characteristics and remained especially selective regarding the health care sector. We also avoided zero coupon bonds. Public education, tax districts, and public building represented the portfolio's top exposures.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05            TOP 5 SECTORS AS OF 4/30/05
AAA/Aaa                         78.3%       Public Education              17.9%
AA/Aa                            7.7        Tax District                  15.5
A/A                              4.9        Public Building               11.6
BBB/Baa                          7.8        Higher Education              10.1
Non-Rated                        1.3        Transportation                 8.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  156.7%
          CALIFORNIA  155.2%
$1,020    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
          Insd)...........................................   *      08/01/17   $    594,048
 1,000    Abag Fin Auth For Nonprofit Corp CA Multi-Family
          Rev Hsg Utd Dominion Ser A Rfdg (AMT) (Asset Gty
          Insd)........................................... 6.400%   08/15/30      1,071,180
 3,540    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Pub Impt Proj Ser C (FSA Insd)..................   *      09/01/32        903,019
 1,000    Banning, CA Cmnty Redev Agy Tax Alloc Merged
          Downtown (Radian Insd).......................... 5.000    08/01/23      1,034,320
 2,000    Bay Area Toll Auth CA Toll Brdg Rev San
          Francisco Bay Area Ser D........................ 5.000    04/01/17      2,149,740
 3,535    Brea, CA Redev Agy Tax Alloc Ser A Rfdg
          (AMBAC Insd) (a)................................ 5.500    08/01/20      3,888,712
 1,000    California Ed Fac Auth Rev Golden Gate Univ
          (b)............................................. 5.000    10/01/36      1,000,850
 1,000    California Ed Fac Auth Rev Pooled College & Univ
          Proj Ser B...................................... 5.250    04/01/24      1,021,630
 1,000    California Ed Fac Auth Rev Pooled College & Univ
          Proj Ser B...................................... 6.750    06/01/30      1,092,320
   240    California Ed Fac Auth Rev Student Ln CA Ln Pgm
          Ser A (AMT) (MBIA Insd)......................... 6.000    03/01/16        252,569
   105    California Hlth Fac Fin Auth Rev Hlth Fac Small
          Fac Ln Ser A (CA MTG Insd)...................... 6.700    03/01/11        105,266
   180    California Hlth Fac Fin Auth Rev Hlth Fac Small
          Fac Ln Ser A (CA MTG Insd)...................... 6.750    03/01/20        180,508
 2,500    California Hlth Fac Fin Auth Rev Insd Hlth Fac
          Vlycare Ser A (CA MTG Insd)..................... 6.125    05/01/12      2,504,875
 1,000    California Hsg Fin Agy Rev Multi-Family Hsg III
          Ser A (AMT) (MBIA Insd)......................... 5.850    08/01/17      1,035,850
 4,500    California Pollutn Ctl Fin Auth Pollutn Ctl Rev
          Southn CA Edison Co (AMT) (AMBAC Insd).......... 6.000    07/01/27      4,514,130
 2,110    California Spl Dists Fin Prog Ser 00
          (MBIA Insd) (a)................................. 5.250    12/01/26      2,256,096
 1,000    California St (CIFG Insd)....................... 5.000    10/01/22      1,052,810
 2,000    California St Dept Wtr Res Pwr Ser A
          (AMBAC Insd).................................... 5.500    05/01/16      2,252,340
   835    California St Dept Wtr Res Rev Ser W............ 5.500    12/01/17        933,421
 2,000    California St Pub Wks Brd Univ CA Institute Proj
          Ser C........................................... 5.000    04/01/26      2,119,500
 2,000    California St Univ Rev Syswise Ser A
          (AMBAC Insd).................................... 5.000    11/01/28      2,118,700
 1,000    California St Vet Bd Ser BH (AMT) (FSA Insd).... 5.400    12/01/15      1,047,180
 1,600    California St Vet Bd Ser BH (AMT) (FSA Insd).... 5.400    12/01/16      1,665,232
 1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *      08/01/30        307,901

 6                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
          Ser A (MBIA Insd) (a)...........................   *      08/01/31   $    291,572
 1,000    Chaffey, CA Uni High Sch Dist Ser C (FSA
          Insd)........................................... 5.000%   05/01/27      1,050,790
 1,700    Chino Vly Uni Sch Dist CA Ctf Part Ser A Rfdg
          (FSA Insd)...................................... 5.375    09/01/20      1,861,466
 2,000    Chula Vista, CA Indl Dev Rev San Diego Gas
          Ser A........................................... 5.300    07/01/21      2,149,820
 1,605    Coachella, CA Fin Auth Tax Alloc Rev Redev Proj
          4 Ser B Rfdg (XLCA Insd)........................ 5.250    09/01/34      1,712,246
 2,900    Colton, CA Jt Uni Sch Dist Ser A (FGIC Insd).... 5.500    08/01/22      3,279,146
 1,000    Colton, CA Redev Agy Tax Alloc Mt Vernon
          Corridor Redev Proj............................. 6.300    09/01/36      1,066,970
 1,000    Corona, CA Ctf Part Clearwater Cogeneration Proj
          (MBIA Insd)..................................... 5.000    09/01/17      1,077,250
 1,360    Csuci Fin Auth Rev CA East Campus Cmnty Ser A
          (LOC -Citibank) (MBIA Insd)..................... 5.125    09/01/21      1,459,810
 1,245    Duarte, CA Multi-Family Rev Hsg Heritage Park
          Apt Ser A (AMT) (FNMA Collateralized)........... 5.850    05/01/30      1,292,136
 1,000    Fairfield Suisun, CA Uni Sch Dist Spl Tax Cmnty
          Fac Dist No 5 New Sch (FSA Insd)................ 5.375    08/15/29      1,075,970
 1,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
          (Connie Lee Insd)............................... 5.250    12/01/19      1,073,350
 1,950    Fontana, CA Redev Agy Tax Alloc Southwest Indl
          Park Proj (MBIA Insd)........................... 5.200    09/01/30      2,063,646
10,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap
          Apprec Rfdg.....................................   *      01/15/25      3,182,700
 1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Conv Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)....................................... 7.050    01/01/10      1,175,040
 1,680    Glendale, CA Uni Sch Dist Ser D (MBIA Insd)
          (a)............................................. 5.250    09/01/17      1,845,564
 1,725    Golden St Tob Sec Enhanced Asset Bkd Ser B
          (AMBAC Insd).................................... 5.000    06/01/43      1,762,329
 1,000    Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA
          Insd)........................................... 5.250    11/01/23      1,081,500
 1,000    Kern, CA Cmnty College Sch Fac Impt Dist Mammoth
          Campus/Kern Cmnty (AMBAC Insd) (a)..............   *      08/01/22        443,340
 1,000    Laguna Hills, CA Ctf Part Cmnty Ctr Proj (MBIA
          Insd)........................................... 5.000    12/01/18      1,076,650
 1,105    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
          Insd) (a).......................................   *      08/01/20        547,218
 1,000    Loma Linda, CA Redev Agy Tax Loma Linda Redev
          Proj Rfdg (MBIA Insd)........................... 5.125    07/01/30      1,065,130
 1,000    Los Angeles, CA Ctf Part Sr Sonnenblick Del Rio
          W L. A. (AMBAC Insd)............................ 6.000    11/01/19      1,142,290
 1,473    Los Angeles, CA Multi-Family Rev Hsg Earthquake
          Rehab Proj Ser A (AMT) (FNMA Collateralized).... 5.700    12/01/27      1,509,151
 1,000    Los Angeles, CA Wtr & Pwr Rev Ser A............. 5.250    07/01/18      1,015,150

See Notes to Financial Statements                                              7

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    Los Gatos, CA Jt Uni High Sch Election of 1998
          Ser C (FSA Insd) (Prerefunded @ 06/01/12)....... 5.000%   06/01/27   $  1,117,600
 1,000    Mendocino Cnty, CA Ctf Part Cnty Pub Fac Corp
          (MBIA Insd)..................................... 5.250    06/01/30      1,064,620
 1,000    Metropolitan Wtr Dist Southn CA Auth Ser B2
          (FGIC Insd)..................................... 5.000    10/01/26      1,055,140
 1,670    National City, CA Cmnty Dev Tax Alloc Redev Proj
          Ser B Rfdg (AMBAC Insd) (a)..................... 5.000    08/01/25      1,772,488
 1,000    Novato, CA Uni Sch Dist (FSA Insd).............. 5.000    08/01/27      1,057,230
 1,000    Oakland, CA Uni Sch Dist Alameda Cnty
          (FSA Insd)...................................... 5.000    08/01/17      1,060,660
 1,000    Oxnard, CA Uni High Sch Dist Ser A Rfdg (MBIA
          Insd)........................................... 6.200    08/01/30      1,181,180
 1,965    Pacifica, CA Wastewater Rev Rfdg
          (AMBAC Insd) (a)................................ 5.250    10/01/22      2,148,924
 1,500    Placentia-Yorba Linda, CA Uni Ser A (FGIC
          Insd)........................................... 5.000    08/01/26      1,572,855
 3,000    Port Oakland, CA Ser N Rfdg (AMT) (MBIA Insd)... 5.000    11/01/22      3,116,910
 1,220    Rancho Mirage, CA Redev Agy Tax Redev Plan 1984
          Proj Ser A 1 (MBIA Insd)........................ 5.000    04/01/26      1,271,728
 1,000    Redlands, CA Lease Rev Ctf Partn Rfdg (AMBAC
          Insd)........................................... 5.000    09/01/17      1,077,250
 1,000    Redlands, CA Redev Agy Tax Alloc Redev Proj Ser
          A Rfdg (MBIA Insd).............................. 4.750    08/01/21      1,024,920
 2,045    Riverside Cnty, CA Ctf Part Cap Impt Family Law
          Ser A Rfdg (FGIC Insd) (a)...................... 5.000    11/01/24      2,174,776
 1,615    Riverside Cnty, CA Ctf Part Historic Courthouse
          Ser B Rfdg (FGIC Insd) (a)...................... 5.000    11/01/24      1,717,488
 1,650    Roseville, CA Jt Uni High Sch Dist Ser B (FGIC
          Insd)...........................................   *      06/01/20        809,094
 1,000    Salinas Vly CA Solid Waste Auth Rev (AMT) (AMBAC
          Insd)........................................... 5.250    08/01/27      1,051,290
 1,000    San Bernardino Cnty, CA Ctf Part Med Cent Fin
          Proj (MBIA Insd)................................ 5.000    08/01/28      1,039,340
 1,500    San Diego, CA Redev Agy Centre City Redev Proj
          Ser A........................................... 6.400    09/01/25      1,597,035
 1,000    San Diego, CA Uni Port Dist Rev Ser B
          (MBIA Insd)..................................... 5.000    09/01/24      1,065,600
 1,185    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Rev Second Ser Issue 15B (MBIA Insd)....... 4.800    05/01/17      1,225,942
 1,660    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Rev Spl Fac Lease Ser A (AMT) (FSA Insd)... 6.125    01/01/27      1,801,963
 1,000    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Second Ser 27A Rfdg (AMT) (MBIA Insd)...... 5.250    05/01/26      1,041,490
 1,000    San Francisco, CA City & Cnty Arpt Commn Intl
          Arpt Rev Second Ser 30 Rfdg (XLCA Insd)......... 5.250    05/01/16      1,101,730
 1,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)........ 5.600    08/01/23      1,189,240

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$2,000    Santa Ana, CA Uni Sch Dist (MBIA Insd).......... 5.375%   08/01/27   $  2,177,940
 1,000    Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec
          Fin Proj (FSA Insd).............................   *      04/01/36        209,000
 2,000    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
          (FSA Insd)...................................... 5.800    09/02/18      2,226,380
    35    Southern CA Home Fin Auth Single Family Mtg Rev
          Ser A (AMT) (GNMA Collateralized)............... 6.750    09/01/22         35,013
 1,300    Taft, CA City Elem Sch Dist Ser A (MBIA Insd)
          (a).............................................   *      08/01/22        576,342
 2,000    University of CA Ctf Part San Diego Campus Proj
          Ser A........................................... 5.250    01/01/32      2,091,160
 4,000    University of CA Rev Hosp UCLA Med Ctr Ser A
          (AMBAC Insd).................................... 5.250    05/15/30      4,265,840
 1,200    Ventura Cnty, CA Cmnty College Dist Ser A (MBIA
          Insd)........................................... 5.500    08/01/23      1,352,004
 1,000    Vista, CA Uni Sch Dist Ser A (FSA Insd)......... 5.000    08/01/23      1,061,730
 1,000    Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
          (XLCA Insd)..................................... 5.000    03/01/25      1,050,290
                                                                               ------------
                                                                                119,784,623
                                                                               ------------

          U. S. VIRGIN ISLANDS  1.5%
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19      1,140,350
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  156.7%
  (Cost $113,668,340).......................................................    120,924,973
SHORT-TERM INVESTMENT  1.3%
  (Cost $1,000,000).........................................................      1,000,000
                                                                               ------------

TOTAL INVESTMENTS  158.0%
  (Cost $114,668,340).......................................................    121,924,973
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.................................        310,910
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.4%).................    (45,066,574)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 77,169,309
                                                                               ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) Securities purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Asset Gty--Asset Guaranty Insurance Co.

CA MTG--California Mortgage Insurance

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $114,668,340).......................  $121,924,973
Cash........................................................        59,539
Interest Receivable.........................................     1,606,272
Other.......................................................           340
                                                              ------------
    Total Assets............................................   123,591,124
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       996,800
  Investment Advisory Fee...................................        54,729
  Income Distributions--Common Shares.......................        18,167
  Other Affiliates..........................................         3,569
Trustees' Deferred Compensation and Retirement Plans........       222,778
Accrued Expenses............................................        59,198
                                                              ------------
    Total Liabilities.......................................     1,355,241
Preferred Shares (including accrued distributions)..........    45,066,574
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 77,169,309
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($77,169,309 divided by
  4,676,173 shares outstanding).............................  $      16.50
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 4,676,173 shares issued and
  outstanding)..............................................  $     46,762
Paid in Surplus.............................................    68,745,778
Net Unrealized Appreciation.................................     7,256,633
Accumulated Net Realized Gain...............................       821,476
Accumulated Undistributed Net Investment Income.............       298,660
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 77,169,309
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,800 issued with liquidation preference of
  $25,000 per share)........................................  $ 45,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $122,169,309
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $2,998,128
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     330,963
Preferred Share Maintenance.................................      63,230
Trustees' Fees and Related Expenses.........................      17,791
Legal.......................................................      12,236
Custody.....................................................       7,163
Other.......................................................      64,717
                                                              ----------
    Total Expenses..........................................     496,100
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,502,028
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  821,437
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   7,554,341
  End of the Period.........................................   7,256,633
                                                              ----------
Net Unrealized Depreciation During the Period...............    (297,708)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $  523,729
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (366,514)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $2,659,243
                                                              ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE            FOR THE
                                                            SIX MONTHS ENDED      YEAR ENDED
                                                             APRIL 30, 2005    OCTOBER 31, 2004
                                                            -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income......................................   $ 2,502,028        $ 4,920,898
Net Realized Gain..........................................       821,437             26,222
Net Unrealized Appreciation/Depreciation During the
  Period...................................................      (297,708)         1,868,854
Distributions to Preferred Shareholders:
  Net Investment Income....................................      (364,116)          (451,660)
  Net Realized Gain........................................        (2,398)           (50,413)
                                                              -----------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations...............................................     2,659,243          6,313,901
Distributions to Common Shareholders:
  Net Investment Income....................................    (2,174,259)        (4,639,074)
  Net Realized Gain........................................       (23,846)          (650,619)
                                                              -----------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES....................................       461,138          1,024,208

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment.............................................           -0-            136,145
                                                              -----------        -----------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES...       461,138          1,160,353
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period....................................    76,708,171         75,547,818
                                                              -----------        -----------
End of the Period (Including accumulated undistributed net
  investment income of $298,660 and $335,007,
  respectively)............................................   $77,169,309        $76,708,171
                                                              ===========        ===========

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                               ENDED
                                                             APRIL 30,    -----------------
                                                               2005        2004      2003
                                                            -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................   $ 16.40     $ 16.18   $ 16.49
                                                              -------     -------   -------
  Net Investment Income....................................       .53        1.05      1.08
  Net Realized and Unrealized Gain/Loss....................       .12         .41       .03
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................      (.08)       (.10)     (.08)
    Net Realized Gain......................................       -0-*       (.01)     (.01)
                                                              -------     -------   -------
Total from Investment Operations...........................       .57        1.35      1.02
Distributions Paid to Common Shareholders:
    Net Investment Income..................................      (.46)       (.99)    (1.08)
    Net Realized Gain......................................      (.01)       (.14)     (.25)
                                                              -------     -------   -------
NET ASSET VALUE, END OF THE PERIOD.........................   $ 16.50     $ 16.40   $ 16.18
                                                              =======     =======   =======

Common Share Market Price at End of the Period.............   $ 14.56     $ 15.20   $ 15.84
Total Return (b)...........................................    -1.12%**     3.22%     5.09%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................   $  77.2     $  76.7   $  75.5
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................     1.31%       1.46%     1.47%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................     6.61%       6.53%     6.65%
Portfolio Turnover.........................................       16%**       15%       17%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)...............................................      .82%        .91%      .93%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................     5.65%       5.93%     6.17%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................     1,800       1,800     1,800
Asset Coverage Per Preferred Share (e).....................   $67,909     $67,625   $66,977
Involuntary Liquidating Preference Per Preferred Share.....   $25,000     $25,000   $25,000
Average Market Value Per Preferred Share...................   $25,000     $25,000   $25,000

*  Amount is less than .01

** Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 7.11% to 7.13%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------
     2002 (a)    2001      2000      1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------
     $ 16.81    $ 15.84   $ 15.10   $ 17.51   $  17.16   $  16.58   $  16.29   $  14.67
     -------    -------   -------   -------   --------   --------   --------   --------
        1.16       1.16      1.22      1.19       1.24       1.26       1.30       1.30
        (.10)      1.03       .84     (1.95)       .70        .84        .40       1.64
        (.07)      (.29)     (.33)     (.22)      (.28)      (.27)      (.32)      (.40)
        (.08)      (.01)      -0-      (.10)      (.07)      (.06)      (.04)       -0-
     -------    -------   -------   -------   --------   --------   --------   --------
         .91       1.89      1.73     (1.08)      1.59       1.77       1.34       2.54
        (.98)      (.92)     (.99)     (.99)      (.99)      (.99)      (.96)      (.92)
        (.25)       -0-       -0-      (.34)      (.25)      (.20)      (.09)       -0-
     -------    -------   -------   -------   --------   --------   --------   --------
     $ 16.49    $ 16.81   $ 15.84   $ 15.10   $  17.51   $  17.16   $  16.58   $  16.29
     =======    =======   =======   =======   ========   ========   ========   ========

     $ 16.37    $ 15.59   $16.125   $14.375   $  18.00   $  16.75   $  15.75   $  14.75
      13.41%      2.45%    19.77%   -13.54%     15.46%     12.96%     14.14%     23.60%
     $  77.0    $  78.5   $  73.8   $  70.2   $   81.0   $   79.3   $   76.6   $   75.3
       1.56%      1.74%     1.80%     1.74%      1.71%      1.77%      1.80%      1.83%
       7.13%      7.17%     7.98%     7.15%      7.16%      7.57%      7.97%      8.39%
         21%        27%       28%       25%        27%        23%        16%        13%
        .98%      1.09%     1.10%     1.10%      1.10%      1.12%      1.13%      1.12%
       6.68%      5.37%     5.81%     5.84%      5.54%      5.93%      5.97%      5.83%
       1,800      1,800     1,800     1,800        900        900        900        900
     $67,762    $68,588   $66,008   $64,025   $140,049   $138,057   $135,121   $133,628
     $25,000    $25,000   $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade California Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on March 27, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had $996,800 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    At April 30, 2005 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $114,609,399
                                                              ============
Gross tax unrealized appreciation...........................  $  7,324,288
Gross tax unrealized depreciation...........................        (8,714)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  7,315,574
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during 2004 was as follows:

Distribution paid from:
  Ordinary Income...........................................  $176,700
  Long-term capital gain....................................   530,069
                                                              --------
                                                              $706,769
                                                              ========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $21,867
Undistributed long-term capital gain........................   26,282

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $2,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $16,600 representing Van Kampen Investments Inc's or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2005 and October 31, 2004, paid in surplus related to common shares aggregated $68,745,778 and $68,745,778, respectively.

    Transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 31, 2004
Beginning Shares........................................     4,676,173           4,667,882
Shares Issued Through Dividend Reinvestment.............           -0-               8,291
                                                             ---------           ---------
Ending Shares...........................................     4,676,173           4,676,173
                                                             =========           =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $19,379,169 and $18,595,670, respectively.

5. PREFERRED SHARES

As of April 30, 2005, the Trust has outstanding 1,800 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The rate in effect on April 30, 2005 was 2.250%. During the six months ended April 30, 2005, rates ranged from 1.250% to 2.250%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

7. TRUST MERGER

On March 18, 2005, the Trustees of Trust for Investment Grade California Municipals, California Quality Municipal Trust, and California Municipal Trust ("Target Trusts") announced its intention to merge the Target Trusts into California Value Municipal Income Trust ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trusts to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trusts. The issuance of additional common shares of the Acquiring Trust is subject to the approval of the Shareholders of the Acquiring Trust.

8. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

VAN KAMPEN TRUST FOR INVESTMENT GRADE CALIFORNIA MUNICIPALS

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 20

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VIC SAR 6/04 RN05-01288P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.   Code of Ethics.

Not applicable for semi-annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.   Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade California Municipals

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005